CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Class A Common Stock [Member]	Class B Common Stock [Member]	Common Stock Subject to Possible Redemption	Additional Paid in Capital [Member]	Retained Earnings [Member]	Total
Balance at Apr. 10, 2019	$ 0	$ 0		$ 0	$ 0	$ 0
Balance (in shares) at Apr. 10, 2019	0	0
Issuance of Class B common stock to Sponsor	$ 0	$ 1,725		23,275	0	25,000
Issuance of Class B common stock to Sponsor (in shares)	0	17,250,000
Sale of 69,000,000 Units, net of underwriting discount and offering expenses	$ 6,900	$ 0		655,673,293	0	655,680,193
Sale of 69,000,000 Units, net of underwriting discount and offering expenses (in shares)	69,000,000	0
Change in value of Class A common stock subject to possible redemption	$ (6,662)	$ 0		(671,191,567)	0	(671,198,229)
Change in value of common stock subject to possible redemption (in shares)	(66,619,951)	0
Net income	$ 0	$ 0		0	4,693,042	4,693,042
Balance at Dec. 31, 2019	$ 238	$ 1,725		305,001	4,693,042	5,000,006
Balance (in shares) at Dec. 31, 2019	2,380,049	17,250,000
Issuance of Class B common stock to Sponsor (in shares)			38,970
Change in value of Class A common stock subject to possible redemption	$ 4	$ 0		93,118	(1,217,484)	(1,124,362)
Net income	0	0		0	1,124,364	1,124,364
Balance at Dec. 31, 2020	$ 242	$ 1,725		$ 398,119	$ 4,599,922	$ 5,000,008
Balance (in shares) at Dec. 31, 2020	2,419,019	17,250,000